Commitments and Contingencies - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Loss Contingencies [Line Items]
Notification period			8 months
Rent expense			$ 289,991	$ 280,862
Number of sub lease agreements			6
Contingent accrual liability for research and licensing agreement	342,219		373,059
Contingent liability, amount in dispute	2,775,148		3,025,237
GERMANY
Loss Contingencies [Line Items]
Net operating loss carryforwards			646,814	646,814
License Agreement
Loss Contingencies [Line Items]
Contingent accrual liability for research and licensing agreement	342,219	366,799	373,059	358,121
TUM
Loss Contingencies [Line Items]
Annual license payment	50,839	49,405	66,390	19,290
TUM | License Agreement
Loss Contingencies [Line Items]
Annual license payment			68,830
IBA GmbH
Loss Contingencies [Line Items]
Annual license payment			$ 41,298
Agreement expiration date			Dec. 31, 2024